UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JUNE 30, 2013

VP Inflation Protection Fund

Table of Contents

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	26
Approval of Management Agreement	28
Additional Information	33

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class II	AIPTX	-7.32%	-4.39%	4.13%	4.31%	4.58%	12/31/02
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	-7.39%	-4.78%	4.40%	5.18%	5.56%	—
Class I	APTIX	-7.11%	-4.06%	4.38%	—	5.06%	5/7/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.48%	0.73%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JUNE 30, 2013
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	49.5%
Sovereign Governments and Agencies	15.9%
Corporate Bonds	15.6%
U.S. Government Agency Mortgage-Backed Securities	6.4%
Commercial Mortgage-Backed Securities	3.0%
Collateralized Mortgage Obligations	1.1%
Municipal Securities	0.1%
Temporary Cash Investments	8.7%
Other Assets and Liabilities	(0.3)%

Portfolio at a Glance
Average Duration (effective)	6.3 years
Weighted Average Life	8.7 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period(1) 1/1/13 - 6/30/13	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$928.90	$2.25	0.47%
Class II	$1,000	$926.80	$3.44	0.72%
Hypothetical
Class I	$1,000	$1,022.46	$2.36	0.47%
Class II	$1,000	$1,021.22	$3.61	0.72%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2013 (UNAUDITED)

		Principal Amount	Value

U.S. Treasury Securities — 49.5%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		$18,637,380	$22,200,325
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		16,457,044	19,003,393
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		16,124,391	19,398,400
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		12,771,085	14,304,611
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		4,594,825	6,375,858
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		11,994,779	14,780,758
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		5,919,599	8,528,384
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		1,443,653	2,027,318
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		13,894,474	16,876,353
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		13,863,252	16,871,467
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		12,849,093	11,313,228
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,578,795	1,327,052
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15		6,823,277	7,097,805
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15		19,627,133	20,127,016
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		3,955,810	4,207,839
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		3,657,642	3,929,964
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16		11,837,730	12,146,624
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		8,913,142	9,857,383
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		$648,020	$718,441
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		319,419	327,866
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		3,429,746	3,755,036
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		7,536,428	7,732,495
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		3,211,243	3,632,218
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		475,915	536,687
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		13,157,493	14,338,076
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		18,171,928	19,741,383
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		23,611,134	25,250,998
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		27,644,669	28,539,887
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		18,151,750	17,776,662
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		11,679,014	11,414,414
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23(1)		34,284,844	33,218,791
TOTAL U.S. TREASURY SECURITIES (Cost $362,471,276)			377,356,732
Sovereign Governments and Agencies — 15.9%
AUSTRALIA — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,550,523
CANADA — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,734,198	2,154,069

		Principal Amount	Value
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,267,834	$3,109,630
			5,263,699
FRANCE — 5.4%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	4,234,487	5,935,319
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,604,274	12,753,378
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	12,029,034	16,404,922
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	4,089,495	5,951,948
			41,045,567
GERMANY — 1.7%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	6,386,328	9,371,748
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	3,021,140	3,910,317
			13,282,065
JAPAN — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	139,971,200	1,523,741
MEXICO — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	447,500
UNITED KINGDOM — 7.5%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	13,717,861
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	5,942,939	11,070,940
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	6,312,000	31,537,631
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	289,686	468,210
			56,794,642
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $127,189,950)			120,907,737
Corporate Bonds — 15.6%
AEROSPACE AND DEFENSE — 0.6%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	$336,266
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	574,088
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	806,391
Raytheon Co., 3.125%, 10/15/20		705,000	710,216
United Technologies Corp., 4.875%, 5/1/15		1,686,000	1,817,026
United Technologies Corp., 4.50%, 6/1/42		268,000	265,638
			4,509,625
AUTOMOBILES — 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	487,290
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		1,249,000	1,203,448
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		1,686,000	1,675,989
			3,366,727
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		893,000	1,130,374
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		749,000	864,350
Brown-Forman Corp., 3.75%, 1/15/43		187,000	164,623
Diageo Capital plc, 2.625%, 4/29/23		500,000	465,841
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		712,000	741,664
PepsiCo, Inc., 2.75%, 3/1/23		568,000	538,219
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		980,000	996,111
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)		230,000	234,367
			5,135,549
BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17		637,000	727,622
Amgen, Inc., 3.625%, 5/15/22		624,000	624,653
Gilead Sciences, Inc., 4.40%, 12/1/21		837,000	899,887
			2,252,162

	Principal Amount	Value
CAPITAL MARKETS — 0.2%
Bank of New York Mellon Corp. (The), 2.50%, 1/15/16	$1,249,000	$1,292,736
CHEMICALS — 0.4%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	760,453
Eastman Chemical Co., 3.60%, 8/15/22	1,199,000	1,157,224
Ecolab, Inc., 4.35%, 12/8/21	624,000	659,586
EI du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	180,650
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	245,028
		3,002,941
COMMERCIAL BANKS — 0.6%
Bank of Montreal, MTN, 1.45%, 4/9/18	250,000	241,491
BB&T Corp., MTN, 2.05%, 6/19/18	300,000	295,863
Capital One Financial Corp., 3.15%, 7/15/16	562,000	584,049
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	499,000	503,144
Northern Trust Co. (The), 6.50%, 8/15/18	468,000	557,471
PNC Funding Corp., 3.625%, 2/8/15	231,000	241,059
U.S. Bancorp., MTN, 2.95%, 7/15/22	499,000	463,530
Wells Fargo & Co., 5.625%, 12/11/17	1,249,000	1,420,674
		4,307,281
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	468,000	494,693
COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	240,262
Apple, Inc.,2.40%, 5/3/23	250,000	232,218
CC Holdings GS V LLC/ Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	165,249
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	620,964
		1,258,693
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 4.65%, 12/9/21	$350,000	$350,457
CONSUMER FINANCE — 0.4%
American Express Co., 1.55%, 5/22/18	1,050,000	1,020,158
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	812,000	818,106
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	255,512
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	463,916
PNC Bank N.A., 6.00%, 12/7/17	499,000	577,296
		3,134,988
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	262,983
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,896,136
Bank of America Corp., MTN, 3.30%, 1/11/23	1,030,000	974,877
Citigroup, Inc.,6.01%, 1/15/15	924,000	987,038
Citigroup, Inc., 4.59%, 12/15/15	1,249,000	1,334,435
Citigroup, Inc., 1.75%, 5/1/18	499,000	477,539
Citigroup, Inc., 4.05%, 7/30/22	400,000	384,948
General Electric Capital Corp., 4.375%, 9/16/20	231,000	244,807
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,294,040
General Electric Capital Corp., MTN, 6.00%, 8/7/19	893,000	1,037,612
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	424,818
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	250,000	279,897
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	749,000	844,589

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$624,000	$689,106
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	562,000	538,458
HSBC Holdings plc, 5.10%, 4/5/21	624,000	686,341
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	825,439
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,309,487
Morgan Stanley, 3.75%, 2/25/23	1,280,000	1,225,757
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	554,027
		16,009,351
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 5.10%, 9/15/14	481,000	505,507
AT&T, Inc., 2.625%, 12/1/22	468,000	428,994
AT&T, Inc.,6.55%, 2/15/39	762,000	878,699
British Telecommunications plc, 5.95%, 1/15/18	624,000	718,726
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,107,388
Verizon Communications, Inc., 6.10%, 4/15/18	799,000	935,909
		4,575,223
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	497,451
Transocean, Inc., 5.05%, 12/15/16	312,000	339,489
Transocean, Inc., 3.80%, 10/15/22	250,000	238,460
		1,075,400
FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 2.75%, 12/1/22	1,249,000	1,168,611
Safeway, Inc., 4.75%, 12/1/21	656,000	669,165
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	442,332
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,111,433
Wal-Mart Stores, Inc., 5.625%, 4/15/41	$812,000	$943,861
Walgreen Co., 3.10%, 9/15/22	250,000	237,246
		4,572,648
FOOD PRODUCTS — 0.5%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,195,928
Kraft Foods Group, Inc., 5.375%, 2/10/20	784,000	885,206
Kraft Foods, Inc., 5.375%, 2/10/20	714,000	801,651
Mondelez International, Inc., 6.125%, 2/1/18	562,000	649,962
		3,532,747
GAS UTILITIES — 0.6%
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	292,405
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	491,554
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	238,295
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	902,595
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	712,000	700,762
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	464,226
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	288,125
Williams Partners LP, 3.80%, 2/15/15	812,000	846,850
Williams Partners LP, 4.125%, 11/15/20	531,000	535,831
		4,760,643
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	350,000	343,817
Medtronic, Inc., 2.75%, 4/1/23	312,000	292,054
St. Jude Medical, Inc., 2.50%, 1/15/16	312,000	320,712
		956,583

	Principal Amount	Value
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Aetna, Inc., 2.75%, 11/15/22	$406,000	$374,454
Express Scripts, Inc., 3.125%, 5/15/16	531,000	552,461
Express Scripts, Inc., 7.25%, 6/15/19	624,000	770,735
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	372,326
		2,069,976
HOUSEHOLD DURABLES†
Mohawk Industries, Inc., 3.85%, 2/1/23	375,000	361,547
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	776,240
INSURANCE — 0.7%
Allstate Corp. (The), 4.50%, 6/15/43	350,000	346,861
American International Group, Inc., 4.875%, 6/1/22	780,000	832,480
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	680,029
Boeing Capital Corp., 2.125%, 8/15/16	743,000	763,980
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	350,000	381,317
ING US, Inc., 2.90%, 2/15/18(2)	499,000	501,870
MetLife, Inc., 6.75%, 6/1/16	659,000	754,645
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	939,424
Prudential Financial, Inc., VRN, 3.36%, 7/1/13	189,000	192,090
		5,392,696
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	113,057
International Business Machines Corp., 1.95%, 7/22/16	818,000	838,948
		952,005
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,249,000	1,297,040
MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	$262,000	250,053
Deere & Co., 5.375%, 10/16/29	468,000	541,090
		791,143
MEDIA — 1.1%
Comcast Corp., 6.50%, 11/15/35	556,000	675,601
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	387,000	405,079
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	718,000	745,642
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,458,761
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	788,359
News America, Inc., 6.90%, 8/15/39	705,000	832,652
Time Warner Cable, Inc., 8.25%, 2/14/14	418,000	437,207
Time Warner Cable, Inc., 6.75%, 7/1/18	1,061,000	1,215,349
Time Warner, Inc., 4.875%, 3/15/20	718,000	783,611
Viacom, Inc., 4.50%, 3/1/21	843,000	895,070
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	461,651
		8,698,982
METALS AND MINING — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	513,777
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	916,390
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	87,000	78,852
Newmont Mining Corp., 6.25%, 10/1/39	662,000	636,790
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	462,740
		2,608,549
MULTI-UTILITIES — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	290,701
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,313,186
Duke Energy Corp., 3.55%, 9/15/21	780,000	779,934

	Principal Amount	Value
Georgia Power Co., 4.30%, 3/15/42	$250,000	$230,439
Pacific Gas & Electric Co., 6.25%, 12/1/13	624,000	638,392
Pacific Gas & Electric Co., 5.80%, 3/1/37	351,000	400,029
Sempra Energy, 2.00%, 3/15/14	624,000	629,424
Sempra Energy, 6.50%, 6/1/16	356,000	408,438
		4,690,543
OIL, GAS AND CONSUMABLE FUELS — 1.4%
Apache Corp., 4.75%, 4/15/43	799,000	761,643
BP Capital Markets plc, 2.50%, 11/6/22	262,000	239,093
BP Capital Markets plc, 2.75%, 5/10/23	375,000	347,250
Chevron Corp., 2.43%, 6/24/20	350,000	348,314
ConocoPhillips, 4.75%, 2/1/14	509,000	521,427
ConocoPhillips Co., 2.40%, 12/15/22	887,000	818,489
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,746,492
Noble Energy, Inc., 4.15%, 12/15/21	874,000	903,543
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	374,919
Petro-Canada, 6.80%, 5/15/38	250,000	290,917
Petroleos Mexicanos, 3.50%, 1/30/23(2)	331,000	306,175
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,348,850
Statoil ASA, 2.45%, 1/17/23	468,000	434,185
Talisman Energy, Inc., 7.75%, 6/1/19	375,000	456,157
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	374,730
		10,272,184
PAPER AND FOREST PRODUCTS†
International Paper Co., 6.00%, 11/15/41	325,000	347,284
PHARMACEUTICALS — 0.6%
AbbVie, Inc., 2.90%, 11/6/22(2)	577,000	540,339
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	479,625
Merck & Co., Inc., 2.40%, 9/15/22	$499,000	462,824
Mylan, Inc., 2.60%, 6/24/18(2)	210,000	207,139
Roche Holdings, Inc., 6.00%, 3/1/19(2)	1,274,000	1,522,379
Sanofi, 1.20%, 9/30/14	843,000	850,889
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	298,777
		4,361,972
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	206,562
DDR Corp., 3.375%, 5/15/23	220,000	201,925
Essex Portfolio LP, 3.625%, 8/15/22	250,000	241,355
HCP, Inc., 5.375%, 2/1/21	312,000	338,801
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	229,623
Kilroy Realty LP, 3.80%, 1/15/23	331,000	310,484
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	468,000	435,017
		1,963,767
ROAD AND RAIL — 0.3%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	250,553
CSX Corp., 4.25%, 6/1/21	799,000	854,861
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	290,306
Penske Truck Leasing Co. LP /PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	252,683
Union Pacific Corp., 2.75%, 4/15/23	250,000	236,546
		1,884,949
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 2.70%, 12/15/22	868,000	811,814
SOFTWARE — 0.6%
Adobe Systems, Inc., 3.25%, 2/1/15	936,000	970,179
Intuit, Inc., 5.75%, 3/15/17	443,000	492,467
Microsoft Corp., 2.125%, 11/15/22	787,000	717,740

	Principal Amount	Value
Oracle Corp., 5.75%, 4/15/18	$999,000	$1,163,293
Oracle Corp., 2.50%, 10/15/22	999,000	922,575
		4,266,254
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	476,537
Staples, Inc., 4.375%, 1/12/23	356,000	345,579
		822,116
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	431,475
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	449,000	583,597
Vodafone Group plc, 2.50%, 9/26/22	499,000	443,090
		1,026,687
TOTAL CORPORATE BONDS (Cost $118,184,163)		118,678,653
U.S. Government Agency Mortgage-Backed Securities(3) — 6.4%
FHLMC, 4.50%, 4/1/41	21,519,637	23,054,635
FNMA, 4.50%, 5/1/39	6,806,656	7,439,717
FNMA, 4.00%, 5/1/41	8,640,309	9,005,448
FNMA, 4.00%, 11/1/41	2,259,335	2,365,031
FNMA, 4.00%, 11/1/41	1,552,599	1,624,498
FNMA, 4.00%, 2/1/42	2,375,573	2,486,877
FNMA, 4.00%, 5/1/42	2,400,729	2,512,017
GNMA, 6.00%, 7/20/17	15,984	16,905
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $48,263,338)		48,505,128
Commercial Mortgage-Backed Securities(3) — 3.0%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	2,110,986	2,129,340
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN,5.12%, 7/1/13	1,311,000	1,412,544
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/13	$999,000	1,064,777
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36(2)	1,545,000	1,456,516
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/13	220,606	220,915
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	148,351	148,250
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/13	936,000	977,377
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/13	3,480,000	3,581,374
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	749,000	793,530
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	3,886,000	4,086,568
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	1,467,000	1,453,359
Irvine Core Office Trust, Series 2013-IRV, Class A2, VRN, 3.31%, 7/10/13(2)	1,327,000	1,257,069
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 7/11/13	1,186,000	1,220,681
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/13	1,249,000	1,323,472
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/13	1,108,000	1,184,469

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	$593,000	$554,895
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES(Cost $23,280,089)		22,865,136
Collateralized Mortgage Obligations(3) — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	372,720	385,818
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	683,599	707,328
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	367,001	376,041
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	928,510	962,114
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	331,182	341,557
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	515,466	534,027
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	701,604	737,495
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.73%, 7/1/13	795,889	825,233
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/13	$233,846	234,201
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/13	598,818	591,647
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	895,926	950,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	581,108	611,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	1,032,514	1,085,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	367,671	380,042
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,745,962)		8,723,194
Municipal Securities — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	110,000	138,083
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	105,118
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	249,035
TOTAL MUNICIPAL SECURITIES (Cost $419,854)		492,236

	Principal Amount/ Shares	Value
Temporary Cash Investments — 8.7%
BNP Paribas Finance, Inc., 0.10%, 7/5/13(4)	$37,000,000	$36,998,994
Union Bank N.A., 0.04%, 7/1/13(4)	29,000,000	28,999,927
SSgA U.S. Government Money Market Fund	73,076	73,076
TOTAL TEMPORARY CASH INVESTMENTS (Cost $66,072,665)		66,071,997
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $754,627,297)		763,600,813
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,126,795)
TOTAL NET ASSETS — 100.0%		$761,474,018

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	2,355,400	AUD	2,500,000	Westpac Group	9/17/2013	$81,784
USD	1,527,907	AUD	1,600,000	Westpac Group	9/17/2013	72,793
CAD	100,000	USD	98,109	Deutsche Bank	9/17/2013	(3,200)
USD	6,157,545	CAD	6,300,000	Barclays Bank plc	9/17/2013	178,283
USD	95,323	CAD	100,000	Barclays Bank plc	9/17/2013	414
CHF	200,000	USD	216,909	Westpac Group	9/17/2013	(5,022)
CZK	12,600,000	USD	657,347	Deutsche Bank	9/17/2013	(26,652)
EUR	2,100,000	USD	2,802,246	Barclays Bank plc	9/17/2013	(67,865)
EUR	200,000	USD	268,019	Deutsche Bank	9/17/2013	(7,601)
USD	59,244,089	EUR	44,200,000	Barclays Bank plc	9/17/2013	1,691,873
USD	1,560,881	EUR	1,200,000	Barclays Bank plc	9/17/2013	(1,623)
GBP	3,000,000	USD	4,721,310	HSBC Holdings plc	9/17/2013	(160,757)
GBP	900,000	USD	1,385,234	Westpac Group	9/17/2013	(17,068)
USD	64,563,588	GBP	41,300,000	Barclays Bank plc	9/17/2013	1,779,973
JPY	49,300,000	USD	520,296	Westpac Group	9/17/2013	(23,046)
USD	1,792,149	JPY	170,200,000	Deutsche Bank	9/17/2013	75,475
USD	1,064,835	KRW	1,239,999,997	HSBC Holdings plc	9/17/2013	(16,785)
USD	1,062,326	KRW	1,240,000,000	HSBC Holdings plc	9/17/2013	(19,293)
USD	752,039	KRW	852,999,998	HSBC Holdings plc	9/17/2013	7,989
NOK	1,100,000	USD	191,681	Barclays Bank plc	9/17/2013	(11,083)
NOK	11,016,608	USD	1,800,000	Deutsche Bank	9/17/2013	8,711
NOK	6,900,000	USD	1,200,889	Deutsche Bank	9/17/2013	(68,044)
USD	2,326,991	NOK	14,200,000	Deutsche Bank	9/17/2013	(4,370)
USD	2,281,738	NOK	14,100,000	Deutsche Bank	9/17/2013	(33,205)
USD	722,183	NZD	900,000	Westpac Group	9/17/2013	28,516
SEK	1,800,000	USD	277,642	Deutsche Bank	9/17/2013	(9,689)
USD	685,125	SEK	4,600,000	Deutsche Bank	9/17/2013	357
USD	662,554	SEK	4,500,000	Deutsche Bank	9/17/2013	(7,328)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	2,233,567	SGD	2,800,000	HSBC Holdings plc	9/17/2013	$24,175
TWD	36,054,000	USD	1,200,000	HSBC Holdings plc	9/17/2013	4,036
USD	2,791,467	TWD	84,400,000	HSBC Holdings plc	9/17/2013	(27,100)
USD	2,786,777	TWD	84,300,000	HSBC Holdings plc	9/17/2013	(28,451)
USD	677,171	TWD	20,200,000	HSBC Holdings plc	9/17/2013	2,585
						$3,418,782

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
65	U.S. Treasury 30-Year Bonds	September 2013	$8,829,844	$(351,553)

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$14,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$4,901
Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(152,942)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(755,915)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(167,190)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(2,142,023)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(251,320)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10%	10/23/15	(185,045)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(276,732)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,668,927)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(710,903)
Barclays Bank plc	30,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(2,828,336)
						$(9,134,432)

Notes to Schedule of Investments

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

CPI = Consumer Price Index

CZK = Czech Koruna

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

NOK = Norwegian Krone

NSA = Not Seasonally Adjusted

NZD = New Zealand Dollar

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $10,355,324.

(2)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,233,573, which represented 1.3% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $754,627,297)	$763,600,813
Foreign currency holdings, at value (cost of $256,915)	250,434
Receivable for capital shares sold	225,462
Receivable for variation margin on futures contracts	16,250
Unrealized gain on forward foreign currency exchange contracts	3,956,964
Swap agreements, at value	4,901
Interest receivable	4,339,558
772,394,382

Liabilities
Payable for capital shares redeemed	789,482
Unrealized loss on forward foreign currency exchange contracts	538,182
Swap agreements, at value	9,139,333
Accrued management fees	299,565
Distribution fees payable	153,802
10,920,364

Net Assets	$761,474,018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$704,040,148
Undistributed net investment income	270,222
Undistributed net realized gain	54,274,710
Net unrealized appreciation	2,888,938
$761,474,018

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$33,793,891	3,171,213	$10.66
Class II, $0.01 Par Value	$727,680,127	68,443,270	$10.63

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$12,678,684

Expenses:
Management fees	2,822,589
Distribution fees — Class II	1,438,043
Directors’ fees and expenses	53,893
Other expenses	88
4,314,613

Net investment income (loss)	8,364,071

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	60,358,103
Futures contract transactions	(1,275,085)
Swap agreement transactions	(7,627,400)
Foreign currency transactions	4,477,294
55,932,912

Change in net unrealized appreciation (depreciation) on:
Investments	(137,688,730)
Futures contracts	(351,553)
Swap agreements	671,724
Translation of assets and liabilities in foreign currencies	4,681,860
(132,686,699)

Net realized and unrealized gain (loss)	(76,753,787)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,389,716)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2012
Increase (Decrease) in Net Assets	June 30, 2013	December 31, 2012
Operations
Net investment income (loss)	$8,364,071	$31,660,672
Net realized gain (loss)	55,932,912	62,868,078
Change in net unrealized appreciation (depreciation)	(132,686,699)	7,489,695
Net increase (decrease) in net assets resulting from operations	(68,389,716)	102,018,445

Distributions to Shareholders
From net investment income:
Class I	(653,670)	(2,239,318)
Class II	(11,469,694)	(31,708,761)
From net realized gains:
Class I	(2,520,167)	(3,622,132)
Class II	(44,491,612)	(29,775,615)
Decrease in net assets from distributions	(59,135,143)	(67,345,826)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(499,844,415)	(61,601,071)

Net increase (decrease) in net assets	(627,369,274)	(26,928,452)

Net Assets
Beginning of period	1,388,843,292	1,415,771,744
End of period	$761,474,018	$1,388,843,292

Undistributed net investment income	$270,222	$4,029,515

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2013 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the six months ended June 30, 2013 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2013 totaled $168,489,167, of which $89,573,213 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013 totaled $740,824,155, of which $506,205,986 represented U.S. Treasury and Government Agency obligations.

For the six months ended June 30, 2013, the fund incurred net realized gains of $33,986,783 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2013		Year ended December 31, 2012
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	337,795	$3,938,064	1,618,843	$19,371,142
Issued in reinvestment of distributions	276,751	3,173,837	500,252	5,861,450
Redeemed	(3,690,910)	(42,280,734)	(9,570,973)	(114,988,372)
	(3,076,364)	(35,168,833)	(7,451,878)	(89,755,780)
Class II/Shares Authorized	250,000,000		250,000,000
Sold	4,739,353	54,920,939	13,808,753	164,385,088
Issued in reinvestment of distributions	4,895,699	55,961,306	5,232,227	61,484,376
Redeemed	(50,417,644)	(575,557,827)	(16,557,883)	(197,714,755)
	(40,782,592)	(464,675,582)	2,483,097	28,154,709
Net increase (decrease)	(43,858,956)	$(499,844,415)	(4,968,781)	$(61,601,071)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	—	$377,356,732	—
Sovereign Governments and Agencies	—	120,907,737	—
Corporate Bonds	—	118,678,653	—
U.S. Government Agency Mortgage-Backed Securities	—	48,505,128	—
Commercial Mortgage-Backed Securities	—	22,865,136	—
Collateralized Mortgage Obligations	—	8,723,194	—
Municipal Securities	—	492,236	—
Temporary Cash Investments	$73,076	65,998,921	—
Total Value of Investment Securities	$73,076	$763,527,737	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,418,782	—
Futures Contracts	$ (351,553)	—	—
Swap Agreements	—	(9,134,432)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(351,553)	$(5,715,650)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased and sold interest rate risk derivative instruments throughout the reporting period and the instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of June 30, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$3,956,964	Unrealized loss on forward foreign currency exchange contracts	$538,182
Interest Rate Risk	Receivable for variation margin on futures contracts*	16,250	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	4,901	Swap agreements	9,139,333
		$3,978,115		$9,677,515

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Amount (not less than 0)
Assets
Bank of America N.A.	$4,901	$(4,901)	—	—
Barclays Bank plc	3,650,543	(3,650,543)	—	—
Deutsche Bank	84,543	(84,543)	—	—
HSBC Holdings plc	38,785	(38,785)	—	—
Westpac Group	183,093	(45,136)	—	$137,957
	$3,961,865	$(3,823,908)	—	$137,957

Liabilities
Bank of America N.A.	$3,469,390	$(4,901)	$(3,464,489)	—
Barclays Bank plc	5,750,514	(3,650,543)	(2,099,971)	—
Deutsche Bank	160,089	(84,543)	—	$75,546
HSBC Holdings plc	252,386	(38,785)	—	213,601
Westpac Group	45,136	(45,136)	—	—
	$9,677,515	$(3,823,908)	$(5,564,460)	$289,147

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2013

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$4,572,514	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$4,723,113
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,275,085)	Change in net unrealized appreciation (depreciation) on futures contracts	(351,553)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(7,627,400)	Change in net unrealized appreciation (depreciation) on swap agreements	671,724
		$(4,329,971)		$5,043,284

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$754,981,163
Gross tax appreciation of investments	$30,917,606
Gross tax depreciation of investments	(22,297,956)
Net tax appreciation (depreciation) of investments	$8,619,650

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2013(3)	$12.05	0.09	(0.91)	(0.82)	(0.15)	(0.42)	—	(0.57)	$10.66	(7.11)%	0.47%(4)	1.62%(4)	14%	$33,794
2012	$11.78	0.32	0.55	0.87	(0.32)	(0.28)	—	(0.60)	$12.05	7.55%	0.48%	2.45%	40%	$75,279
2011	$11.11	0.40	0.90	1.30	(0.49)	(0.14)	—	(0.63)	$11.78	12.09%	0.48%	3.61%	63%	$161,320
2010	$10.74	0.30	0.27	0.57	(0.20)	—	—	(0.20)	$11.11	5.39%	0.49%	2.70%	44%	$111,872
2009	$9.91	0.26	0.77	1.03	(0.20)	—	—	(0.20)	$10.74	10.43%	0.49%	2.61%	43%	$101,956
2008	$10.55	0.49	(0.60)	(0.11)	(0.50)	—	(0.03)	(0.53)	$9.91	(1.26)%	0.49%	4.62%	49%	$90,845
Class II
2013(3)	$12.03	0.08	(0.92)	(0.84)	(0.14)	(0.42)	—	(0.56)	$10.63	(7.32)%	0.72%(4)	1.37%(4)	14%	$727,680
2012	$11.75	0.26	0.59	0.85	(0.29)	(0.28)	—	(0.57)	$12.03	7.39%	0.73%	2.20%	40%	$1,313,564
2011	$11.09	0.38	0.88	1.26	(0.46)	(0.14)	—	(0.60)	$11.75	11.74%	0.73%	3.36%	63%	$1,254,452
2010	$10.73	0.27	0.27	0.54	(0.18)	—	—	(0.18)	$11.09	5.12%	0.74%	2.45%	44%	$1,173,585
2009	$9.91	0.25	0.75	1.00	(0.18)	—	—	(0.18)	$10.73	10.22%	0.74%	2.36%	43%	$1,058,286
2008	$10.55	0.45	(0.59)	(0.14)	(0.47)	—	(0.03)	(0.50)	$9.91	(1.59)%	0.74%	4.37%	49%	$756,501

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended June 30, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 11, 2013, the Fund’s Board of Directors/Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees (the “Directors”), including a majority of the independent Directors each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

In connection with their annual review and evaluation, the independent Directors memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•

the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The Board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the Board’s independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios II, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-79303 1308

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2013